                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2008

Item 1.     REPORT TO SHAREHOLDERS.

M A R K E T V E C T O R S - L E H M A N B R O T H E R S A M T - F R E E Intermediate Municipal Index ETF Long Municipal Index ETF Short Municipal Index ETF

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings and the Funds’ performance are as of April 30, 2008, and are subject to change.

Market Vectors ETF Trust

Dear Shareholder:

We are pleased to present this first annual report for the municipal bond funds of the Market Vectors ETF Trust for the period ended April 30, 2008.

The annual period was an exciting one, as Van Eck Global introduced its first three fixed income investment opportunities into the Market Vectors ETF family. Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF (ITM) commenced on December 4, 2007, Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF (MLN) on January 2, 2008 and Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (SMB) on February 22, 2008—right before one of the most challenging and volatile markets in many, many years.

Still, municipal bonds as an asset class generated positive absolute returns, significantly outperforming equities for the twelve-month period as of April 30, 2008. In addition, the municipal bond funds of the Market Vectors ETF Trust offered key investment benefits, including competitive yields and income generally exempt from federal, and, in some cases, state and local taxes, which made their effective income even more attractive when compared to the taxable yields offered by Treasury bonds.

Also worth noting, especially during a time when risk-aversion dominated, is the fact that the constituents of the Trust’s municipal bond ETFs are not subject to the alternative minimum tax and are rated investment grade. The municipal bond ETFs also offered intraday access, liquidity and diversification, benefits difficult to achieve when owning bonds directly.

The enthusiastic response to ETFs in general, and to Market Vectors ETFs in particular, demonstrates the interest on the part of individual investors and financial professionals alike to find new and exciting sector allocation solutions. In the coming year, we plan to have a great deal more exciting news to share with you, as we continue to enhance the array of specialized ETFs we offer to help you and your adviser fulfill your sector allocation objectives.

On the following pages, you will find the performance record of each of the three above-mentioned funds from their respective commencement dates through April 30, 2008. You will, of course, also find their financial statements and portfolio information.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888. MKT.VCTR if you have any questions. We look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF Trust
Van Eck Global

May 29, 2008

Municipal bonds are subject to risks related to litigation, legislation, political changes, local business or economic conditions, conditions in underlying sectors, bankruptcy or other changes in the financial condition of the issuer, and/or the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal bonds are also subject to credit risk, interest rate risk, call risk, lease obligations and tax risk. The market for municipal bonds may be less liquid than for taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes or the alternative minimum tax. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax. For a more complete description of these and other risks, please refer to each Fund’s prospectus.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF (ticker: ITM)

Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ITM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	December 6, 2007* through	Percentage of
Premium/Discount Range	April 30, 2008	Total Days
Greater than 2.0%	7	7.0%
Greater than 1.5% and Less than or Equal to 2.0%	3	3.0%
Greater than 1.0% and Less than or Equal to 1.5%	10	10.0%
Greater than 0.5% and Less than or Equal to 1.0%	32	32.0%
Greater than 0% and Less than or Equal to 0.5%	28	28.0%
Greater than -0.5% and Less than or Equal to 0%	16	16.0%
Greater than -1.0% and Less than or Equal to -0.5%	4	4.0%
Greater than -1.5% and Less than or Equal to -1.0%	0	0.0%
Greater than -2.0% and Less than or Equal to -1.5%	0	0.0%
Less than or Equal to -2.0%	0	0.0%
	100	100.0%

* First day of secondary market trading.

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF (ticker: ITM)

ITM Performance Record as of 4/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	INDEX*
Life since 12/4/07	0.71%	0.43%	0.84%

Gross Expense Ratio 1.60% / Net Expense Ratio 0.20%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*	Lehman Brothers AMT-Free Intermediate Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the fol- lowing ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment- grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF

ITM Performance Comparison (unaudited)

     This graph compares a hypothetical $10,000 investment in the Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF at commencement with a similar investment in the Lehman Brothers AMT-Free Intermediate Continuous Municipal Index.

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF (ITM) vs. Lehman Brothers AMT-Free Intermediate Continuous Municipal Index

Since
Total Return 4/30/08	Inception
Intermediate Municipal Index ETF (NAV)[1]	0.43%
Intermediate Municipal Index (Share Price)[2]	0.71%
Lehman Brothers AMT-Free Intermediate Continuous Municipal Index	0.84%

1 Commencement date for the Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF was 12/4/07. Index returns for the index’s performance comparison are calculated as of nearest month end (11/30/07).

2 The price used to calculate market return (Share Price) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Lehman Brothers AMT-Free Intermediate Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF (ticker: MLN)

Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MLN is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	January 7* through	Percentage of
Premium/Discount Range	April 30, 2008	Total Days
Greater than 2.0%	6	7.5%
Greater than 1.5% and Less than or Equal to 2.0%	4	5.0%
Greater than 1.0% and Less than or Equal to 1.5%	6	7.5%
Greater than 0.5% and Less than or Equal to 1.0%	19	23.8%
Greater than 0% and Less than or Equal to 0.5%	14	17.5%
Greater than -0.5% and Less than or Equal to 0%	16	20.0%
Greater than -1.0% and Less than or Equal to -0.5%	10	12.5%
Greater than -1.5% and Less than or Equal to -1.0%	3	3.7%
Greater than -2.0% and Less than or Equal to -1.5%	2	2.5%
Less than or Equal to -2.0%	0	0.0%
	80	100.0%
* First day of secondary market trading.

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF (ticker: MLN)

MLN Performance Record as of 4/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	INDEX*
Life since 1/2/08	-2.99%	-2.42%	-1.42%
Gross Expense Ratio 1.47% / Net Expense Ratio 0.24%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*	Lehman Brothers AMT-Free Long Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the fol- lowing ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment- grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF

MLN Performance Comparison (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors-Lehman Brothers AMT-Free
Long Municipal Index ETF at commencement with a similar investment in the Lehman Brothers AMT-Free
Long Continuous Municipal Index.

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF (MLN)
vs. Lehman Brothers AMT-Free Long Continuous Municipal Index

Since
Total Return 4/30/08	Inception
Long Municipal Index ETF (NAV)[1]	-2.42%
Long Municipal Index (Share Price)[2]	-2.99%
Lehman Brothers AMT-Free Long Continuous Municipal Index	-1.42%

1 Commencement date for the Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF was 1/2/08. Index returns for the index’s performance comparison are calculated as of nearest month end (12/31/07).

2 The price used to calculate market return (Share Price) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Lehman Brothers AMT-Free Long Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (ticker: SMB)

Frequency Distribution of Premiums and Discounts Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	February 26* through	Percentage of
Premium/Discount Range	April 30, 2008	Total Days
Greater than 2.0%	0	0.0%
Greater than 1.5% and Less than or Equal to 2.0%	1	2.2%
Greater than 1.0% and Less than or Equal to 1.5%	3	6.5%
Greater than 0.5% and Less than or Equal to 1.0%	10	21.7%
Greater than 0% and Less than or Equal to 0.5%	28	60.9%
Greater than -0.5% and Less than or Equal to 0%	4	8.7%
Greater than -1.0% and Less than or Equal to -0.5%	0	0.0%
Greater than -1.5% and Less than or Equal to -1.0%	0	0.0%
Greater than -2.0% and Less than or Equal to -1.5%	0	0.0%
Less than or Equal to -2.0%	0	0.0%
	46	100.0%
* First day of secondary market trading.

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (ticker: SMB)

SMB Performance Record as of 4/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	INDEX*
Life since 2/22/08	0.01%	0.07%	0.19%

Gross Expense Ratio 5.85% / Net Expense Ratio 0.16%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.16% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*	Lehman Brothers AMT-Free Short Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the fol- lowing ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment- grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT munici- pal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF

SMB Performance Comparison (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors-Lehman Brothers AMT-Free
Short Municipal Index ETF at commencement with a similar investment in the Lehman Brothers AMT-Free
Short Continuous Municipal Index.

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (SMB)
vs. Lehman Brothers AMT-Free Short Continuous Municipal Index

Since
Total Return 4/30/08	Inception
Short Municipal Index ETF (NAV)[1]	0.07%
Short Municipal Index (Share Price)[2]	0.01%
Lehman Brothers AMT-Free Short Continuous Municipal Index	0.19%

1 Commencement date for the Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF was 2/22/08. Index returns for the index’s performance comparison are calculated as of nearest month end (2/29/08).

2 The price used to calculate market return (Share Price) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Lehman Brothers AMT-Free Short Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Lehman Brothers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Market VectorsETF Trust Explanation of Expenses (unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Examplefor Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period*
	Value	Value	Expense	November 1, 2007-
Market Vectors-Lehman Brothers AMT-Free	November 1, 2007	April 30, 2008	Ratio	April 30, 2008
Intermediate Municipal Index ETF***
Actual	$1,000.00	$1,004.30	0.20%	$1.00
Hypothetical**	$1,000.00	$1,023.88	0.20%	$1.01
Long Municipal Index ETF***
Actual	$1,000.00	$ 975.80	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.67	0.24%	$1.21
Short Municipal Index ETF***
Actual	$1,000.00	$1,000.60	0.16%	$0.80
Hypothetical**	$1,000.00	$1,024.07	0.16%	$0.81
*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2008), multiplied by the average account value over the period, multiplied by 182 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

***

For comparative purposes, the information presented covers a six-month period even though the commencement of operations for Intermediate Municipal Index ETF was December 4, 2007, Long Municipal Index ETF was January 2, 2008 and Short Municipal Index ETF was February 22, 2008.

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF Schedule of Investments April 30, 2008

Principal
Amount		Value
MUNICIPAL BONDS: 98.4%
Arizona: 3.4%
$250,000	Arizona State Transportation
	Board, Series A (RB)
	5.00%, 7/1/20	$263,230
250,000	Phoenix, Arizona, Civic
	Improvement Corp.
	(RB) (MBIA)
	5.00%, 7/1/22	263,698
		526,928
California: 6.8%
250,000	California State (GO)
	5.00%, 11/1/15	268,718
250,000	California State (GO) (FSA)
	5.00%, 6/1/23	262,832
250,000	Los Angeles Department of
	Water & Power, Series A-1
	(RB) (AMBAC)
	5.00%, 7/1/20	266,625
250,000	Los Angeles Unified School
	District, Series B (GO) (FGIC)
	4.75%, 7/1/20	259,050
		1,057,225
Colorado: 3.5%
250,000	Arapahoe County School
	District No. 6, Littleton
	(GO) (FGIC)
	5.25%, 12/1/16	268,658
250,000	Denver City & County, Colorado
	Series A (RB) (FSA)
	5.00%, 9/1/15	275,042
		543,700
Connecticut: 10.5%
250,000	Bridgeport, Connecticut
	Crossover, Series C (GO) (MBIA)
	5.50%, 8/15/19	281,575
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15	274,695
1,000,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20	1,072,950
		1,629,220
Florida: 1.8%
250,000	Florida State Board of Education
	Capital Outlay 2006
	Series A (GO)
	5.00%, 6/1/15	273,635
Georgia: 1.7%
$250,000	Douglas County School District
	Georgia (GO) (FSA)
	5.00%, 4/1/23	263,773
Illinois: 1.7%
250,000	Chicago O’Hare International
	Airport, 3rd Lien, Series B
	(RB) (MBIA)
	5.25%, 1/1/16	271,967
Indiana: 6.6%
750,000	Indiana Finance Authority
	Highway Revenue, Series A
	(RB) (FGIC)
	4.50%, 12/1/23	750,503
250,000	Indiana Transportation Finance
	Authority, Series A (RB) (FGIC)
	5.25%, 6/1/29	276,765
		1,027,268
Kentucky: 1.8%
250,000	Kentucky State Property &
	Buildings Commission
	(RB) (MBIA)
	5.00%, 8/1/18	271,915
Louisiana: 1.7%
250,000	State of Louisiana, Series B
	(GO) (CIFG)
	5.00%, 7/15/17	267,667
Massachusetts: 3.6%
250,000	Massachusetts State Special
	Obligation (RB) (FGIC)
	5.25%, 1/1/27	271,725
250,000	Massachusetts State Water
	Pollution Abatement
	Series A (RB)
	5.25%, 8/1/15	278,595
		550,320
Michigan: 5.3%
250,000	Detroit City School District
	Series A (GO) (FSA)
	5.00%, 5/1/23	260,008
250,000	Michigan Municipal Bond
	Authority (RB)
	5.00%, 10/1/15	275,640
250,000	Michigan State Building Authority
	Series 1A (RB) (FGIC)
	4.52%, 10/15/18 (A)	148,232

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Principal
Amount		Value
Michigan: (continued)
$250,000	Michigan State Building Authority
	Series 1A (RB) (FGIC)
	4.61%, 10/15/19 (A)	$137,980
		821,860
Missouri: 3.3%
500,000	Missouri Joint Municipal
	Electric Utility Commission
	(RB) (MBIA)
	5.00%, 1/1/24	509,520
Nebraska 7.1%
1,000,000	University of Nebraska Facilities
	Corp., Deferred Maintenance
	(RB) (AMBAC)
	5.00%, 7/15/17	1,100,030
Nevada: 1.7%
250,000	Clark County School District
	Series B (GO)
	5.00%, 6/15/24	261,843
New Jersey: 3.1%
200,000	New Jersey State Educational
	Facilities Authority, Princeton
	Univ., Series D (RB)
	5.25%, 7/1/15	223,990
250,000	New Jersey Transportation Trust
	Fund Authority, Series A
	(RB) (FSA)
	4.25%, 12/15/22	250,005
		473,995
New Mexico: 1.8%
250,000	New Mexico Finance Authority
	Series A (RB) (MBIA)
	5.25%, 6/15/19	271,153
New York: 14.6%
1,000,000	New York City Transitional
	Finance, Series S-1 (RB) (FGIC)
	5.00%, 7/15/19	1,066,710
250,000	City of New York, Series C (GO)
	5.00%, 8/1/24	256,080
250,000	City of New York, Series D-1 (GO)
	5.125%, 12/1/22	263,828
400,000	Long Island Power Authority
	Series A (RB) (FGIC)
	5.00%, 12/1/23	409,860
250,000	New York State Thruway Authority
	Series B (RB) (AMBAC)
	5.00%, 4/1/18	269,532
		2,266,010
North Carolina: 1.8%
250,000	North Carolina State Highway (GO)
	5.00%, 5/1/14	275,062
Puerto Rico: 1.7%
250,000	Puerto Rico Municipal Finance
	Agency, Series A (GO) (FSA)
	5.00%, 8/1/22	257,632
Texas: 9.6%
1,000,000	Dallas, Texas Waterworks &
	Sewer System (RB) (AMBAC)
	5.00%, 10/1/14	1,096,190
250,000	Leander Independent School
	District (GO) (PSF-GTD)
	4.85%, 8/15/23 (A)	116,167
250,000	University of Texas, Series A (RB)
	5.25%, 8/15/18	280,138
		1,492,495
Washington: 3.5%
250,000	King County School District
	No. 411, Issaquah
	(GO) (FSA) (SBG)
	5.00% 12/1/19	269,450
250,000	Port Tacoma, Washington
	Series A (RB) (AMBAC)
	5.25%, 12/1/21	265,965
		535,415
Wisconsin: 1.8%
250,000	State of Wisconsin, Series 2
	(GO) (MBIA)
	5.00%, 5/1/14	272,640
Total Municipal Bonds
(Cost: $15,387,229)		15,221,273
Number
of Shares
MONEY MARKET FUND: 0.2%
(Cost: $37,973)
37,973	Dreyfus Tax Exempt Cash
	Management Fund -
	Class B Shares	37,973
Total Investments: 98.6%
(Cost: $15,425,202)		15,259,246
Other assets less liabilities: 1.4%		214,143
NET ASSETS: 100.0%		15,473,389

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Summary of	% of
Investments By Sector	Investments	Value
Education	17.5%	$2,670,868
Lease	3.6	558,127
Local General Obligation	19.9	3,031,699
Power Plant	7.8	1,186,005
Special Tax	3.6	546,767
State General Obligation	17.7	2,694,564
Transportation	17.2	2,619,120
Water & Sewerage	12.5	1,914,123
Money Market Fund	0.2	37,973
	100.0%	$15,259,246

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC Ixis Financial Guaranty
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
PSF-GTD — Public School Fund - Guaranteed
RB — Revenue Bond
SBG — School Board Guaranteed

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF Schedule of Investments April 30, 2008

Principal
Amount		Value
MUNICIPAL BONDS: 98.4%
Arizona: 1.9%
$250,000	Mesa, Arizona Utility System
	Second Series (RB) (FGIC)
	4.50%, 7/1/28	$241,308
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32	227,660
		468,968
Arkansas: 1.0%
250,000	Arkansas State Higher Education
	Series B (GO)
	4.50%, 6/1/27	245,282
California: 31.7%
1,000,000	Anaheim, California Public
	Financing Authority, Electricity
	Distribution Facilities (RB)(MBIA)
	4.50%, 10/1/32	957,100
1,000,000	Anaheim, California Public
	Financing Authority, Lease
	Revenue Project A-1 (RB) (FGIC)
	5.00%, 9/1/34	977,030
500,000	California Health Facilities
	Financing Authority (RB)
	5.00%, 4/1/37	480,770
250,000	California State (GO)
	4.875%, 12/1/33	245,863
250,000	California State Public Works
	Board (RB)
	5.00%, 11/1/29	254,570
1,000,000	California Statewide Community
	Development Authority -
	Childrens Hospital L.A. (RB)
	5.00%, 8/15/47	816,510
500,000	California Statewide Community
	Development Authority -
	Health Facilities (RB)
	5.00%, 3/1/30	467,980
1,000,000	Desert, California Community
	College District Election 2004
	Series C (GO) (FSA)
	5.00%, 8/1/37	1,022,960
250,000	Golden State Tobacco
	Securitization Corp.
	Series A-1 (RB)
	5.00%, 6/1/33	212,115
250,000	Golden State Tobacco
	Securitization Corp.
	Series A-1 (RB)
	5.125%, 6/1/47	202,907
250,000	Los Angeles, California Unified
	School District, Series B (GO)
	(AMBAC)
	4.50%, 7/1/31	239,907
500,000	Oakland, California Unified School
	District - Alameda County 2000
	(GO) (MBIA)
	5.00%, 8/1/26	502,070
1,000,000	San Francisco, California City &
	County Unified School District
	Series A (GO) (FSA)
	3.00%, 6/15/27	758,560
250,000	Santa Clara Valley, California
	Transportation Authority
	Series A (RB) (AMBAC)
	5.00%, 4/1/36	254,848
250,000	Stockton, California Public
	Financing Authority
	Series A (RB) (R)
	5.25%, 9/1/31	250,818
		7,644,008
Connecticut: 1.0%
250,000	Connecticut State Health &
	Educational Facility Authority
	Quinnipiac University
	Series I (RB) (MBIA)
	4.375%, 7/1/28	235,127
Florida: 9.4%
250,000	Florida State Board of Education
	Series J (GO)
	5.00%, 6/1/33	254,178
1,000,000	Miami-Dade County, Florida
	Expressway Authority (RB)
	(AMBAC)
	5.00%, 7/1/31	1,014,650
250,000	University of North Florida
	Financing Corp. (RB) (FGIC)
	5.00%, 11/1/32	250,372
750,000	Volusia County, Florida Educational
	Facility Authority (RB) (R)
	5.00%, 10/15/25	749,115
		2,268,315
Georgia: 2.1%
500,000	Atlanta, Georgia Water &
	Wastewater System (RB) (FSA)
	5.00%, 11/1/43	503,855

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Principal
Amount		Value
Illinois: 1.1%
$250,000	Illinois Finance Authority
	Series A (RB)
	5.00%, 7/1/34	$253,687
Indiana: 1.0%
250,000	Carmel Industrial Redevelopment
	Authority (RB)
	5.00%, 2/1/29	252,698
Louisiana: 3.1%
250,000	Louisiana Public Facilities
	Authority, 19th Judicial
	District Court (RB) (FGIC)
	5.375%, 6/1/32	251,863
500,000	Louisiana State, Series B
	(GO) (CIFG)
	5.00%, 7/15/25	505,660
		757,523
Massachusetts: 2.1%
500,000	Massachusetts State College
	Building Authority, Series A
	(RB) (AMBAC)
	5.00%, 5/1/41	506,900
Michigan: 0.3%
250,000	Michigan State Building
	Authority (RB) FGIC)
	5.15%, 10/15/28 (A)	79,392
Nebraska: 2.1%
250,000	Nebraska Public Power District
	Series C (RB) (FGIC)
	5.00%, 1/1/41	251,405
250,000	Omaha Convention Hotel Corp.
	(RB) (AMBAC)
	5.00%, 2/1/35	251,213
		502,618
Nevada: 1.0%
250,000	North Las Vegas, Nevada
	(GO) (MBIA)
	4.50%, 10/1/36	233,290
New Jersey: 7.5%
250,000	New Jersey Economic
	Development Authority -
	Cigarette Tax (RB)
	5.75%, 6/15/29	245,133
500,000	New Jersey Economic
	Development Authority -
	School Facilities, Series U
	(RB) (AMBAC)
	5.00%, 9/1/37	509,670
1,000,000	New Jersey Tobacco Settlement
	Financing Corp., Series 1A (RB)
	5.00%, 6/1/29	863,250
250,000	New Jersey Tobacco Settlement
	Financing Corp., Series 1A (RB)
	5.00%, 6/01/41	199,072
		1,817,125
New York: 23.2%
1,000,000	Metropolitan Transportation
	Authority, Series B (RB)
	5.00%, 11/15/25	1,027,450
1,000,000	New York City Individual
	Development Agency - Queens
	Baseball Stadium (RB) (AMBAC)
	5.00%, 1/1/39	1,016,090
1,000,000	New York City Municipal Water
	Finance Authority, Series C (RB)
	5.00%, 6/15/35	1,014,660
1,010,000	New York City Municipal Water
	Finance Authority, Water & Sewer
	Series DD (RB)
	5.00%, 6/15/38	1,028,453
250,000	New York City Municipal Water
	Finance Authority, Water & Sewer
	Series DD (RB)
	5.00%, 6/15/39	252,205
1,000,000	New York City Refunding - Fiscal
	2007, Series A (GO)
	5.00%, 8/1/31	1,010,690
250,000	New York City Transitional Finance
	Authority, Series E (RB)
	5.00%, 2/1/33	253,985
		5,603,533
Ohio: 1.0%
250,000	Buckeye, Ohio Tobacco
	Settlement Financing Authority
	Series A-2 (RB)
	6.50%, 6/1/47	243,425
Oregon: 1.0%
250,000	Oregon State Higher Education
	Series A (GO)
	4.50%, 8/1/37	235,640
Pennsylvania: 1.0%
250,000	Pennsylvania State Higher
	Education (RB) (MBIA)
	4.50%, 4/1/36	237,052

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Principal
Amount		Value
Rhode Island: 1.1%
$250,000	Rhode Island State Health &
	Education (RB) (FSA)
	5.00%, 5/15/32	$253,295
Tennessee: 0.9%
250,000	Sumner County, Tennessee
	Health Educational & Housing
	Facilities Board (RB)
	5.50%, 11/1/37	228,952
Texas: 3.0%
250,000	Alamo, Texas Community
	College District (GO) (FGIC)
	4.50%, 8/15/33	232,700
250,000	Clear Creek, Texas Independent
	School District, Series A
	(GO) (PSF-GTD)
	4.375%, 2/15/26	243,205
250,000	Tarrant Regional Water District
	(RB) (FGIC)
	5.00%, 3/1/27	254,518
		730,423
Virginia: 1.9%
250,000	Harrisonburg, Virginia Industrial
	Development Authority
	(RB) (AMBAC)
	4.50%, 8/15/36	240,690
250,000	Virginia College Building
	Authority, Regent University
	(RB)
	5.00%, 6/1/36	228,990
		469,680
Total Municipal Bonds
(Cost: $23,842,698)		23,770,788
Number
of Shares
MONEY MARKET FUND: 0.1%
(Cost: $16,054)
16,054	Dreyfus Tax Exempt Cash
	Management Fund -
	Class B Shares	16,054
Total Investments: 98.5%
(Cost: $23,858,752)		23,786,842
Other assets less liabilities: 1.5%		355,523
NET ASSETS: 100.0%		24,142,365

Summary of	% of
Investments By Sector	Investments	Value
Education	10.3%	$2,461,243
Electric	3.0	720,373
Hospital	10.5	2,488,197
Industrial Revenue	11.5	2,736,859
Lease	12.7	3,023,866
Local General Obligation	16.9	4,010,092
Special Tax	6.4	1,514,454
State General Obligation	6.2	1,486,623
Transportation	8.6	2,042,100
Water & Sewerage	13.8	3,286,981
Money Market Fund	0.1	16,054
	100.0%	$23,786,842

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC IXIS Financial Guarantee
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
PSF-GTD — Public School Fund - Guaranteed
R — Radian Insurance, Inc.
RB — Revenue Bond

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Principal
Amount		Value
MUNICIPAL BONDS: 98.6%
Arizona: 5.3%
125,000	Arizona State, Series A (CP)
	3.25%, 9/1/09	$126,209
$125,000	Salt River Project Arizona
	Agriculture, Series C (RB)
	5.00%, 1/1/14	134,599
		260,808
California: 5.1%
250,000	California State Economic
	Recovery, Series A (GO)
	3.00%, 1/1/10	252,133
Colorado: 2.7%
125,000	Colorado State Department
	of Corrections (CP) (AMBAC)
	5.00%, 3/1/11	132,129
Connecticut: 8.3%
250,000	Connecticut State Series C
	(GO) (FGIC)
	5.00%, 5/1/19	272,403
125,000	Waterbury Connecticut
	Series A (GO) (FSA)
	5.25%, 2/1/14	138,192
		410,595
District of Columbia: 2.7%
125,000	Washington D.C., Metropolitan
	Area Transportation Authority
	(RB) (MBIA)
	5.00%, 1/1/12	133,992
Illinois: 10.8%
125,000	Chicago, Illinois, Board of Education
	Series A (GO) (MBIA)
	5.25%, 12/1/13	137,830
125,000	Chicago, Illinois, O’Hare International
	Airport, Series A (RB) (FSA)
	5.00%, 1/1/14	134,406
125,000	Chicago, Illinois, Transportation
	Authority, Section 5307-B
	(RB) (AMBAC)
	5.00%, 6/1/11	132,131
125,000	Metropolitan Pier & Exposition
	Authority (RB) (MBIA)
	5.25%, 6/15/09	129,271
		533,638
Kentucky: 2.2%
100,000	Kentucky State Property & Buildings
	Commission (RB) (FGIC)
	5.00%, 11/1/11	106,646
Michigan: 10.9%
125,000	Detroit, Michigan Water Supply
	System, Series D (RB) (FSA)
	5.00%, 7/1/13	134,196
250,000	Michigan Municipal Bond Authority
	School District, City of Detroit
	(RB) (FSA)
	5.00%, 6/1/13	270,665
125,000	Michigan State Building Authority
	Series I (RB) (FSA)
	5.25%, 10/15/12	136,510
		541,371
New Jersey: 5.1%
250,000	New Jersey State Turnpike
	Authority, Series A (RB) (AMBAC)
	3.15%, 1/1/35	251,805
New York: 24.1%
125,000	Long Island Power Authority
	Electric System, Series 2006F
	(RB) (MBIA)
	5.00%, 5/1/11	132,243
250,000	Metropolitan Transit Authority
	Series A (RB)
	4.00%, 11/15/09	255,510
250,000	Metropolitan Transit Authority
	Series B (RB)
	5.00%, 11/15/27	264,700
125,000	New York City, Series I (GO)
	5.00%, 8/1/13	134,704
250,000	New York City Individual
	Development Agency, Civic
	Facility (RB) (FSA)
	5.00%, 11/15/11	268,612
125,000	New York State Thruway Authority
	2nd Generation Highway &
	Bridges, Series A (RB)
	5.00%, 4/1/13	135,491
		1,191,260
North Carolina: 2.6%
125,000	North Carolina State (GO)
	5.00%, 3/1/09	128,236
Texas: 5.2%
125,000	Lewisville, Texas Independent
	School District (GO) (FGIC)
	4.00%, 8/15/10	128,814
125,000	Texas State Transportation
	Commission, First Tier (RB)
	4.00%, 4/1/13	129,791
		258,605

See Notes to Financial Statements

Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF Schedule of Investments (continued) April 30, 2008

Principal
Amount		Value
Virginia: 2.8%
$125,000	Loudoun County, Virginia
	Series B (GO) (SAW)
	5.00%, 12/1/13	$137,334
Washington: 5.3%
125,000	Grant County, Washington Public
	Utility District No. 2, Series H
	(RB) (FSA)
	5.00%, 1/1/11	132,118
125,000	King County School District No. 411,
	Issaquah (GO) (FSA) (SBG)
	5.00% 12/1/09	129,982
		262,100
Wisconsin: 5.5%
250,000	Wisconsin State, Series I
	(GO) (MBIA)
	5.00%, 5/1/13	270,718
Total Municipal Bonds
(Cost: $4,886,140)		4,871,370
Number
of Shares
MONEY MARKET FUND: 2.4%
(Cost: $121,038)
121,038	Dreyfus Tax Exempt Cash
	Management Fund -
	Class B Shares	121,038
Total Investments: 101.0%
(Cost: $5,007,178)		4,992,408
Liabilities in excess of other assets: (1.0)%		(50,820)
NET ASSETS: 100.0%		4,941,588

Summary of	% of
Investments By Sector	Investments	Value
Education	5.4%	$270,665
Electric	2.7	134,599
Lease	10.0	501,494
Local General Obligation	26.6	1,327,601
Power Plant	5.3	264,361
Pre Refunded	5.5	272,403
Special Tax	2.6	129,271
State General Obligation	8.0	398,954
Transportation	28.8	1,437,826
Water & Sewerage	2.7	134,196
Money Market Fund	2.4	121,038
	100.0%	$4,992,408

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC Ixis Financial Guaranty
CP — Certificate Participant
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
GO — General Obligation
MBIA — Municipal Bond Insurance Association
RB — Revenue Bond
SAW — State Aid Withholding
SBG — School Board Guaranteed

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Assets and Liabilities April 30, 2008

	Market Vectors-Lehman Brothers AMT-Free
	Intermediate	Long	Short
	Municipal Index ETF	Municipal Index ETF	Municipal Index ETF

Assets:
Investments, at value
(Cost $15,425,202, $23,858,752, $5,007,178)	$15,259,246	$23,786,842	$4,992,408
Receivables:
Investment securities sold	—	—	270,533
Interest	224,579	362,749	71,139
Due from Adviser	34,944	39,376	43,436
Total assets	$15,518,769	24,188,967	5,377,516

Liabilities:
Payables:
Investment securities purchased	—	—	269,390
Due to custodian	—	—	126,056
Deferred Trustee fees	43	39	21
Accrued expenses	45,337	46,563	40,461
Total liabilities	45,380	46,602	435,928
Net Assets	$15,473,389	$24,142,365	$4,941,588
Shares outstanding	150,000	250,000	100,000
Net asset value, redemption and offering price per share	$103.16	$96.57	$49.42
Net Assets consist of:
Aggregate paid in capital	$15,618,324	$24,144,712	$4,963,262
Unrealized depreciation of investments	(165,956)	(71,910)	(14,770)
Undistributed net investment income	21,912	68,312	3,106
Undistributed (accumulated) net realized gain (loss)	(891)	1,251	(10,010)
	$15,473,389	$24,142,365	$4,941,588

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Operations

	Market Vectors-Lehman Brothers AMT-Free
	Intermediate	Long	Short
	Municipal Index ETF	Municipal Index ETF	Municipal Index ETF
	For the Period	For the Period	For the Period
	December 4, 2007*	January 2, 2008*	February 22, 2008*
	through April 30, 2008	through April 30, 2008	through April 30, 2008
Income:
Interest	$159,400	$216,123	$25,113

Expenses:
Management fees	10,666	$11,294	$2,199
Professional fees	36,723	34,645	34,409
Indicative optimized portfolio value	9,056	13,962	9,044
Fund accounting fees	5,613	4,373	2,073
Registration fees	2,404	142	2,450
Reports to shareholders	927	697	219
Custodian fees	838	576	276
Trustees’ fees and expenses	515	385	135
Transfer agent fees	369	273	123
Other	1,426	1,010	510
Total expenses	68,537	67,357	51,438
Expenses assumed by the Adviser	(60,004)	(56,497)	(50,031)
Net expenses	8,533	10,860	1,407
Net investment income	150,867	205,263	23,706

Realized and Unrealized Loss on Investments:
Net realized loss on investments sold	(891)	—	(10,010)
Unrealized depreciation of investments	(165,956)	(71,910)	(14,770)
Net realized and unrealized loss on investments	(166,847)	(71,910)	(24,780)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(15,980)	$133,353	$(1,074)

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

	Market Vectors-Lehman Brothers AMT-Free
	Intermediate	Long	Short
	Municipal Index ETF	Municipal Index ETF	Municipal Index ETF
	For the Period	For the Period	For the Period
	December 4, 2007*	January 2, 2008*	February 22, 2008*
	through April 30, 2008	through April 30, 2008	through April 30, 2008
Operations:
Net investment income	$150,867	$205,263	$23,706
Net realized loss on investments sold	(891)	—	(10,010)
Unrealized depreciation of investments	(165,956)	(71,910)	(14,770)
Net increase (decrease) in net assets resulting
from operations	(15,980)	133,353	(1,074)
Dividends to shareholders from:
Net investment income	(128,955)	(135,700)	(20,600)
Share transactions:**
Proceeds from sale of shares	15,618,324	24,144,712	4,963,262
Increase in net assets resulting from
share transactions	15,618,324	24,144,712	4,963,262
Total increase in net assets	15,473,389	24,142,365	4,941,588
Net Assets, beginning of period	—	—	—
Net Assets, end of period***	$15,473,389	$24,142,365	$4,941,588
*** Including undistributed net investment income	$21,912	$68,312	$3,106
** Shares of Common Stock Issued ($0.001 par value)
Shares sold	150,000	250,000	100,000
Net increase	150,000	250,000	100,000

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights

For a share outstanding throughout the period:

	Market Vectors-Lehman Brothers AMT-Free
	Intermediate		Long		Short
	Municipal Index ETF		Municipal Index ETF		Municipal Index ETF
	For the Period		For the Period		For the Period
	December 4, 2007*		January 2, 2008*		February 22, 2008*
	through April 30, 2008		through April 30, 2008		through April 30, 2008

Net Asset Value, Beginning of Period	$104.00		$100.00		$49.59
Income from Investment Operations:
Net Investment Income	1.44		1.19		0.24
Net Realized and Unrealized Loss on Investments	(0.99)		(3.61)		(0.20)
Total from Investment Operations	0.45		(2.42)		0.04
Less Dividends from:
Net Investment Income	(1.29)		(1.01)		(0.21)
Total Dividends	(1.29)		(1.01)		(0.21)
Net Asset Value, End of Period	$103.16		$96.57		$49.42
Total Return (a)	0.43	%(c)	(2.42	)%(c)	0.07	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$15,473		$24,142		$4,942
Ratio of Gross Expenses to Average Net Assets	1.60	%(b)	1.47	%(b)	5.85	%(b)
Ratio of Net Expenses to Average Net Assets	0.20	%(b)	0.24	%(b)	0.16	%(b)
Ratio of Net Investment Income to Average Net Assets	3.53	%(b)	4.48	%(b)	2.70	%(b)
Portfolio Turnover Rate	0%		0%		55%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period.

(b)	Annualized.

(c)	Not annualized.

*	Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Notes To Financial Statements
April 30, 2008

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2008, offers thirteen (13) investment portfolios, each of which represents a separate series of the Trust (each a “Fund” and together the “Funds”).

These financial statements relate only to Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF (“Intermediate”), Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF (“Long”), and Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (“Short”). Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve its objective. Sampling means that the Adviser uses quantitative analysis to select municipal bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Funds and their respective Indices and commencement of operations dates are presented below:

Commencement
Fund	of Operations	Index
Intermediate	December 4, 2007	Lehman Brothers AMT-Free Intermediate Continuous Municipal Index
Long	December 2, 2008	Lehman Brothers AMT-Free Long Continuous Municipal Index
Short	December 22, 2008	Lehman Brothers AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157)- In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 4, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of April 30, 2008 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Market
	Quoted	Observable	Unobservable	Value of
Fund	Prices	Inputs	Inputs	Investments
Intermediate	$37,973	$15,221,273	None	$15,259,246
Long	16,054	23,770,788	None	23,786,842
Short	121,038	4,871,370	None	4,992,408

Market Vectors ETF Trust

Notes To Financial Statements

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

D.

Other– Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums are accreted to interest income over the lives of the respective investments.

E.	Use of Derivative Instruments

Option Contracts–Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at April 30, 2008.

Futures– Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at April 30, 2008.

Swaps– Each Fund may enter into swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued income. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At April 30, 2008, the Funds had no outstanding swaps.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.25% of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2009, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended April 30, 2008, are as follows:

	Expense	Expenses Assumed
Fund	Cap	By the Adviser
Intermediate	0.20%	$60,004
Long	0.24%	56,497
Short	0.16%	50,031

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended April 30, 2008, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

		Proceeds
	Cost of	from
	Investments	Investments
Fund	Purchased	Sold
Intermediate	$15,469,144	$55,163
Long	23,846,391	—
Short	7,578,573	2,669,983

Note 5–Income Taxes–As of April 30, 2008, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net
		Gross	Gross	Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Intermediate	$15,425,202	$9,798	$175,754	$(165,956)
Long	23,857,501	223,520	294,179	(70,659)
Short	5,007,178	3,458	18,228	(14,770)

Market Vectors ETF Trust

Notes To Financial Statements

At April 30, 2008, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

	Undistributed	Post October	Other
	Tax Exempt	Capital	Temporary	Unrealized
Fund	Income	Losses	Differences	Depreciation	Total
Intermediate	$21,955	$(891)	$(43)	$(165,956)	$(144,935)
Long	68,351	—	(39)	(70,659)	(2,347)
Short	3,127	(10,010)	(21)	(14,770)	(21,674)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended April 30, 2008, the Funds intend to defer to May 1, 2008 for federal tax purposes post-October capital losses as shown above.

The tax character of dividends paid to shareholders during the period ended April 30, 2008 was as follows:

Tax-exempt
Fund	Dividends
Intermediate	$128,955
Long	135,700
Short	20,600

During the period ended April 30, 2008, as a result of permanent book to tax differences, one of the Funds incurred a difference that affected undistributed net investment income and undistributed net realized gains as shown in the table below. This difference was due to the tax treatment of market discount on tax exempt debt instruments. Net assets were not affected by this reclassification.

Decrease in
	Undistributed	Increase in
	Net Investment	Undistributed
Fund	Income	Realized Gain
Long	$(1,251)	$1,251

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how certain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax year ended April 30, 2008). The Funds adopted the provisions of FIN 48, evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of April 30, 2008, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value per share of $0.001. Shares are issued and redeemed by the Funds only in Creation Units consisting of 50,000 shares or multiples thereof. The Funds generally issue and redeem Creation Units only in-kind in exchange for cash, or a portfolio of fixed income securities included in each respective bench mark index and a relatively small cash payment. The portfolio of securities required for purchase of Creation Units may differ from the portfolio of securities the Fund will deliver upon redemption of Fund shares. For the period ended April 30, 2008, the Trust had only cash contributions.

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select municipal bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Regulatory Matters—In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff was considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for the Adviser’s response has been extended until further notice from the SEC and, to the best knowledge of the Adviser; no formal recommendation has been made to the SEC to date. There cannot be any assurance that, if the SEC were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined. The Board and the Adviser are currently working to resolve outstanding issues relating to these matters.

Note 10—Subsequent Events—The following dividends from net investment income were declared and paid subsequent to April 30, 2008:

		Record	Payable
Fund	Ex-Date	Date	Date	Per Share
Intermediate	5/1/2008	5/5/2008	5/7/2008	$0.188
Long	5/1/2008	5/5/2008	5/7/2008	$0.278
Short	5/1/2008	5/5/2008	5/7/2008	$0.030

Intermediate	6/2/2008	6/4/2008	6/6/2008	$0.290
Long	6/2/2008	6/4/2008	6/6/2008	$0.380
Short	6/2/2008	6/4/2008	6/6/2008	$0.120

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Market Vectors Lehman Brothers AMT-Free Intermediate, Long and Short Municipal Index ETFs (collectively the “Funds”), including the schedules of investments, as of April 30, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2008

Market Vectors ETF Trust

Board of Trustees/Officers (unaudited)

Number of
		Term of		Portfolios
	Position(s),	Office [2] and	Principal	in Fund	Other
Name, Address[1]	Held with	Length of	Occupation(s) During	Complex [3]	Directorships
and Age	Funds	Time Served	Past 5 Years	Overseen	Held By Trustee

Independent Trustees:

David H. Chow	Trustee	Since 2006	Chief Investment Officer, Torch Hill	21	None.
50			Investment Partners (private equity firm),
September 2007 to present; Managing
Partner, Lithos Capital Partners LLC
(private equity firm), January 2006 to
September 2007; Managing Director,
DanCourt Management LLC (strategy
consulting firm), March 1999 to present;
Managing Director, AIG Horizon Partners,
LLC (venture capital firm), May 2000 to
July 2002.

R. Alastair Short	Trustee	Since 2006	Vice Chairman, W.P. Stewart & Co., Ltd.	30	Director, Kenyon
54			(asset management firm), September 2007		Review; Director,
			to present; Managing Director, The GlenRock		The Medici Archive
			Group, LLC (private equity investment firm),		Project.
May 2004 to September 2007; President,
Apex Capital Corporation (personal
investment vehicle), Jan. 1988 to present;
President, Matrix Global Investments, Inc.
and predecessor company (private
investment company), September 1995 to
January 1999.

Richard D. Stamberger	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc.	30	None.
48

Interested Trustee:

Jan F. van Eck[4]	Trustee	Since 2006	Director and Executive Vice President,	21	Director, Greylock
44			Van Eck Associates Corporation; Director,		Capital Associates
			Executive Vice President and Chief		LLC.
Compliance Officer, Van Eck Securities
Corporation (VESC); Director and President,
Van Eck Absolute Return Advisers Corp.
(VEARA).

Market Vectors ETF Trust

Board of Trustees/Officers (unaudited) (continued)

Term of
	Position(s),	Office [2] and
Name, Address[1]	Held with	Length of	Principal Occupation(s)
and Age	Fund	Time Served	During Past 5 Years

Charles T. Cameron	Vice President	Since 2006	Director of Trading and Portfolio Manager for the Adviser; Officer of three other
48			investment companies advised by the Adviser.

Keith J. Carlson	Chief	Since 2006	President of the Adviser and VESC; Private Investor (June 2003 – January 2004);
51	Executive		Independent Consultant, Waddell & Reed, Inc. (December 2002 – May 2003);
	Officer and		Officer of three other investment companies advised by the Adviser.
President

Susan C. Lashley	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of three other investment
53			companies advised by the Adviser.

Thomas K. Lynch	Chief	Since 2006	Chief Compliance Officer of the Adviser and VEARA (Since January 2007);
51	Compliance		Vice President of the Adviser and VEARA; Treasurer and Officer of three other
	Officer		investment companies advised by the Adviser (April 2005 – December 2006);
Second Vice President of Investment Reporting, TIAA-CREF (January 1996 –
April 2005).

Joseph J. McBrien	Senior Vice	Since 2006	Senior Vice President, General Counsel and Secretary of the Adviser, VESC
59	President and		and VEARA (Since December 2005); Managing Director, Chatsworth Securities
	Secretary		LLC (March 2001 – November 2005); Officer of three other investment companies advised by the Adviser.

Alfred J. Ratcliffe	Vice President	Since 2006	Vice President of the Adviser (Since 2006); Vice President and Director of
60	and Treasurer		Mutual Fund Accounting and Administration, PFPC (March 2000 – November
2006); Officer of three other investment companies advised by the Adviser.

Jonathan R. Simon	Vice President	Since 2006	Vice President and Associate General Counsel of the Adviser (Since 2006);
33	and Assistant		Vice President and Assistant Secretary of VEARA and VESC (Since 2006);
	Secretary		Associate, Schulte Roth & Zabel (July 2004 – July 2006); Associate, Carter
Ledyard & Milburn LLP (September 2001 – July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith	Senior Vice	Since 2006	Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice
53	President and		President, Chief Financial Officer, Treasurer and Controller of VESC and
	Chief Financial		VEARA; Officer of three other investment companies advised by the Adviser.
Officer

Derek S. van Eck[4]	Executive Vice Since 2006		Director and Executive Vice President of the Adviser, VESC and VEARA;
43	President		Director of Greylock Capital Associates LLC; Officer of three other investment companies advised by the Adviser.

Jan F. van Eck[4]	Executive Vice Since 2006		Director and Executive Vice President of the Adviser; Director, Executive Vice
44	President		President and Chief Compliance Officer of VESC; Director and President of
VEARA; Director of Greylock Capital Associates LLC; Trustee, Market Vectors
ETF Trust; Officer of three other investment companies advised by the Adviser.

1 The address for each Trustee and Officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

2 Each Trustee serves until resignation, death, retirement or removal. Officers are elected annually by the Trustees.

3 The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

4 An “interested person” as defined in the 1940 Act. Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

Market Vectors ETF Trust

Approval of Management Agreement for the Fiscal Year ended April 30, 2008

At a meeting held on March 10, 2008 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors-Lehman Brothers AMT-Free California Long Municipal Index ETF, Market Vectors-Lehman Brothers High Yield Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free Massachusetts Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free New Jersey Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free New York Long Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free Ohio Municipal Index ETF, Market Vectors-Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF and Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF (the “ETFs”) through the next in-person meeting of the Board. The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for comparative funds. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the Meeting or at prior meetings among themselves or with management or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the administration of the Trust. The Trustees also considered the terms of, and scope of services the Adviser provided under the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of the ETFs to the extent necessary to prevent the operating expenses of each ETF (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.24% (0.16% with respect to the Market Vectors-Lehman Brothers AMT-Free Short Municipal Index ETF, 0.20% with respect to the Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF and 0.35% with respect to the Market Vectors-Lehman Brothers High Yield Municipal Index ETF) of average daily net assets per year at least until April 30, 2009. The Trustees also considered information relating to the each ETF’s underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis on the service providers for the ETFs.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of the ETFs and from providing administrative services to the ETFs, and from an affiliate of the Adviser serving as distributor for the ETFs. The Trustees considered information provided by the Adviser about the overall profitability of the Adviser and the extent to which the Adviser believes economies of scale exist with respect to the ETFs and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In this regard the Trustees noted that the ETFs had only recently been launched and did not have at the time of the meeting substantial assets.

The Independent Trustees met in executive session with their independent counsel as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the

Market Vectors ETF Trust

Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other exchange-traded funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the ETFs and each ETF’s shareholders.

Tax Information (unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2008 income tax purposes will be sent to them in early 2009. Please consult your tax advisor for proper treatment of this information.

Of the dividends paid by the Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Fund
Intermediate	100.00%
Long	100.00%
Short	100.00%

None of this income is subject to alternative minimum tax.

VAN ECK GLOBAL WWW.VANECK.COM
99 PARK AVENUE, NEW YORK, NY 10016

2008 ANNUAL REPORT

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the "Trust") Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust's Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission's website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Funds' complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
99 Park Avenue | New York, NY 10016 | www.vaneck.com
Account Assistance: 1.888.MKT.VCTR

Van Eck Global
SINCE 1955

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     Ernst & Young, as principal accountant for the Market Vectors ETF
     Trust, billed audit fees of $105,000 for periods ended April 30, 2007 for
     Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index
     ETF, Long Municipal Index ETF and Short Municipal Index ETF.

(b)  Audit-Related Fees

None

(c)  Tax Fees

     None.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors-Lehman Brothers AMT-Free Intermediate Municipal
     Index ETF, Long Municipal Index ETF and Short Municipal Index ETF
     disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.